Other long-term liabilities (Details Textual) - AFV [Member] $ in Thousands	12 Months Ended
	Dec. 31, 2014 USD ($) employee	Dec. 31, 2015 CAD / shares shares
Business Acquisition [Line Items]
Contingent consideration, fair value	$ 407
Compensation expense | employee	2
Contingent consideration, compensation expense, fair value	$ 833
Shares issued (in shares) | shares		325,073
Price per share (in dollars per share) | CAD / shares		CAD 4.51